Share Option Program (Details Narrative)			6 Months Ended
	May 14, 2018 shares € / shares	Aug. 28, 2015 EUR (€) shares	Jun. 30, 2019 EUR (€) shares	Jun. 30, 2018 EUR (€) shares
2010 Share Option Program [Member]
Statement Line Items [Line Items]
Number of options converted from employee share option program			5,500	72,500
Employee related expenses | €				€ 5,000
2015 Share Option Program [Member]
Statement Line Items [Line Items]
Expenditure recognized | €			€ 164,000	€ 125,000
2015 Share Option Program [Member] | Sixth Tranche [Member]
Statement Line Items [Line Items]
Number of share options issued	333,485
Exercise price of share options | € / shares	€ 6.708
Number of stock option forfeited, shares	130,500
2015 Share Option Program [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Issuance of subscriptions rights		1,814,984
Issuance of subscriptions rights, value | €		€ 1,814,984
2015 Share Option Programme [Member]
Statement Line Items [Line Items]
Number of stock options outstanding			116,498